Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 Research and development expenses USD ($)	Dec. 31, 2014 Research and development expenses CNY	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2014 Sales and marketing expenses USD ($)	Dec. 31, 2014 Sales and marketing expenses CNY	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2014 General and administrative expenses USD ($)	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2013 Loss from discontinued operations, net of tax CNY	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 ADS CNY	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY
Revenues
Online game operation revenues	$ 579,827,002	3,597,594,615	2,800,321,186	2,499,418,794
Licensing revenues	27,230,687	168,955,522	149,317,502	171,563,574
Other revenues	12,357,488	76,673,267	103,024,305	99,603,687
Total Revenues	619,415,177	3,843,223,404	3,052,662,993	2,770,586,055
Cost of revenues	(179,839,210)	(1,115,830,359)	(711,648,433)	(539,935,810)
Gross profit	439,575,967	2,727,393,045	2,341,014,560	2,230,650,245
Operating expenses
Research and development expenses	(172,917,455)	(1,072,883,640)	(886,083,719)	(797,067,359)
Sales and marketing expenses	(138,483,751)	(859,236,282)	(729,657,246)	(520,619,687)
General and administrative expenses	(63,844,625)	(396,130,362)	(310,043,825)	(306,255,965)
Goodwill impairment	(9,381,920)	(58,211,063)	(77,290,117)	(40,769,946)
Total operating expenses	(384,627,751)	(2,386,461,347)	(2,003,074,907)	(1,664,712,957)
Operating profit	54,948,216	340,931,698	337,939,653	565,937,288
Other income / (expenses)
Share of (loss) / income from equity investments	6,164,662	38,249,264	(15,198,149)	(5,334,495)
Interest income	17,750,703	110,136,012	93,212,910	94,565,745
Interest expense	(2,028,418)	(12,585,525)	(7,674,899)	(21,866,732)
Others, net	16,195,745	100,488,122	83,680,334	60,276,060
Total other income	38,082,692	236,287,873	154,020,196	127,640,578
Income before tax	93,030,908	577,219,571	491,959,849	693,577,866
Income tax expense	(19,581,270)	(121,493,950)	(69,997,794)	(116,119,365)
Income from continuing operations, net of tax	73,449,638	455,725,621	421,962,055	577,458,501
Discontinued operations
Loss from discontinued operations, net of tax			(44,322,061)	(30,214,733)
Gain from disposal of discontinued operations, net of tax			166,288,268
(Loss) / income from discontinued operations, net of tax			121,966,207	(30,214,733)
Net income	73,449,638	455,725,621	543,928,262	547,243,768
Net (income) / loss attributable to the non-controlling interests	2,524,661	15,664,513	(1,514,629)	(6,593,580)
Net income attributable to the Company's shareholders	75,974,299	471,390,134	542,413,633	540,650,188
Net income	73,449,638	455,725,621	543,928,262	547,243,768
Other comprehensive loss: Foreign currency translation adjustment	(4,917,703)	(30,512,381)	(45,993,516)	(20,112,491)
Comprehensive income	68,531,935	425,213,240	497,934,746	527,131,277
Comprehensive (income) / loss attributable to non-controlling interests	2,524,661	15,664,513	(1,514,629)	(6,593,580)
Comprehensive income attributable to the Company's shareholders	71,056,596	440,877,753	496,420,117	520,537,697
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.31	1.90	1.72	2.39																		$ 1.53	9.51	8.62	11.94
Discontinued operations (in dollars per share)			0.50	(0.13)																				2.50	(0.63)
Total earnings per share, basic (in dollars per share)	$ 0.31	1.90	2.22	2.26																		$ 1.53	9.51	11.12	11.31
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.30	1.86	1.70	2.35																		$ 1.50	9.32	8.49	11.77
Discontinued operations (in dollars per share)			0.49	(0.12)																				2.46	(0.62)
Total earnings per share, diluted (in dollars per share)	$ 0.30	1.86	2.19	2.23																		$ 1.50	9.32	10.95	11.15
Shares used in calculating basic net earnings per share (in shares)	247,943,431	247,943,431	243,958,465	239,119,233
Shares used in calculating diluted net earnings per share (in shares)	252,939,407	252,939,407	247,712,898	242,495,660
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	75,974,299	471,390,134	420,447,426	570,864,921
(Loss) / income from discontinued operations, net of tax			121,966,207	(30,214,733)
Net income	75,974,299	471,390,134	542,413,633	540,650,188
Total share-based compensation costs included in:
Share-based compensation cost					$ (234,601)	(1,455,604)	(3,671,402)	(4,570,357)	$ (2,802,626)	(17,389,174)	(34,243,440)	(34,818,684)	$ (1,323,370)	(8,210,980)	(12,351,112)	(10,111,863)	$ (3,938,772)	(24,438,505)	(25,627,116)	(21,643,688)	(21,450,000)